Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 18)	$ 1,507	$ 1,628
Pension benefit liability (Note 18)	981	900
Environmental liabilities (Note 19)	168	177
Due to related parties (Note 26)	39	26
Asset retirement obligations (Note 20)	9	9
Long-term accounts payable and other liabilities	30	25
Total	$ 2,734	$ 2,765